As filed with the Securities and Exchange Commission on October 23, 2019

1933 Act Registration No. 002-84012

1940 Act Registration No. 811-03752

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 125	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 126	☒

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300

Greenwich, Connecticut 06830

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 548-4539

Gregory C. Davis

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund, each a series of AMG Funds III.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds III certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Greenwich, and State of Connecticut, on the 23rd day of October, 2019.

AMG FUNDS III

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer, Chief Financial Officer, and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham* Bruce B. Bingham	Trustee	October 23, 2019

/s/ Christine C. Carsman* Christine C. Carsman	Trustee	October 23, 2019

/s/ Edward J. Kaier* Edward J. Kaier	Trustee	October 23, 2019

/s/ Kurt A. Keilhacker* Kurt A. Keilhacker	Trustee	October 23, 2019

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee	October 23, 2019

/s/ Richard F. Powers III* Richard F. Powers III	Trustee	October 23, 2019

/s/ Eric Rakowski* Eric Rakowski	Trustee	October 23, 2019

/s/ Victoria L. Sassine* Victoria L. Sassine	Trustee	October 23, 2019

/s/ Thomas R. Schneeweis* Thomas R. Schneeweis	Trustee	October 23, 2019

/s/ Keitha L. Kinne Keitha L. Kinne	President and Principal Executive Officer (Principal Executive Officer)	October 23, 2019

/s/ Thomas Disbrow Thomas Disbrow	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	October 23, 2019

*By:	/s/ Thomas Disbrow
Thomas Disbrow

Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 002-84012 and 811-03752 (filed April 30, 2018).

Date: October 23, 2019

AMG FUNDS III

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase